Convertible Debt - Schedule of Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes [Line Items]
Face value Balance	$ 6,400,000
Carrying Amount at Fair value Balance	4,859,000
Face value Issuance of convertible promissory notes	4,800,000	11,000,000
Carrying Amount at Fair value Issuance of convertible promissory notes	4,310,000	10,120,000
Face Value Repayments of convertible promissory notes	(1,179,833)	(1,100,000)
Carrying Amount at Fair value Repayments of convertible promissory notes	(1,179,833)	(1,100,000)
Face Value Conversion of notes with ordinary shares	(9,020,167)	(3,500,000)
Carrying Amount at Fair value Conversion of notes with ordinary shares	(9,020,167)	(3,500,000)
Face Value Change in fair value of convertible promissory notes
Carrying Amount at Fair value Change in fair value of convertible promissory notes	2,052,000	(661,000)
Face Value Balance	1,000,000	6,400,000
Carrying Amount at Fair value Balance	$ 1,021,000	$ 4,859,000